Loans Receivable (Details)	Dec. 31, 2019 loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans	27
Nonperforming Status
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans	0